INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Purchased software, net	10,898	-	-
Addition	4,699	993	153
Reclassified from assets held for sale (Note 10)	-	4,258	654
Less: amortization	(3,869)	(1,216)	(187)
Less: impairment	(11,728)	(3,870)	(595)

	-	165	25

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization
	RMB’000	US$’000
For the years ending December 31,
2018	57	9
2019	57	9
2020	51	8
2021	-	-
2022	-	-